Risk Report - Credit Risk Management - IFRS 9 3 Development of Overlays (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
CRM IFRS 9 Overlays Beginning Balance [Member]
CRM IFRS 9 Development of overlays [Line items]
Construction Risk following increased prices for building materials on Mortgage portfolios in Private Bank in Stage 1 and 2		€ 15
Model calibration (MEV outside calibrated range of the FLI model) on all financial assets in Stage 1 and 2		56
Recalibrations required due to the new Definition of Default on Financial assets in Private Bank in Stage 3		(57)
Overlays related to uncertainties related to Russia and Ukraine in all financial assets in Stage 1 and 2	[1]	0
Model calibration (WTI oil price index disabled for one portfolio) on financial assets in Stage 1 and 2 in Investment Bank		0
Overlays Total			€ 14
CRM IFRS 9 New overlays [Member]
CRM IFRS 9 Development of overlays [Line items]
Construction Risk following increased prices for building materials on Mortgage portfolios in Private Bank in Stage 1 and 2		0
Model calibration (MEV outside calibrated range of the FLI model) on all financial assets in Stage 1 and 2		0
Recalibrations required due to the new Definition of Default on Financial assets in Private Bank in Stage 3		(35)
Overlays related to uncertainties related to Russia and Ukraine in all financial assets in Stage 1 and 2	[1]	127
Model calibration (WTI oil price index disabled for one portfolio) on financial assets in Stage 1 and 2 in Investment Bank		39
Overlays Total		131
CRM IFRS 9 Discontinued overlays [Member]
CRM IFRS 9 Development of overlays [Line items]
Construction Risk following increased prices for building materials on Mortgage portfolios in Private Bank in Stage 1 and 2		(15)
Model calibration (MEV outside calibrated range of the FLI model) on all financial assets in Stage 1 and 2		(56)
Recalibrations required due to the new Definition of Default on Financial assets in Private Bank in Stage 3		0
Overlays related to uncertainties related to Russia and Ukraine in all financial assets in Stage 1 and 2	[1]	(127)
Model calibration (WTI oil price index disabled for one portfolio) on financial assets in Stage 1 and 2 in Investment Bank		(39)
Overlays Total		(237)
CRM IFRS 9 Overlays Ending balance [Member]
CRM IFRS 9 Development of overlays [Line items]
Construction Risk following increased prices for building materials on Mortgage portfolios in Private Bank in Stage 1 and 2		0
Model calibration (MEV outside calibrated range of the FLI model) on all financial assets in Stage 1 and 2		0
Recalibrations required due to the new Definition of Default on Financial assets in Private Bank in Stage 3		(92)
Overlays related to uncertainties related to Russia and Ukraine in all financial assets in Stage 1 and 2	[1]	0
Model calibration (WTI oil price index disabled for one portfolio) on financial assets in Stage 1 and 2 in Investment Bank		0
Overlays Total		€ (92)

[1]	The overlay recorded with regards to the uncertainty related to Russia/Ukraine in the first quarter of 2022 in the amount of € 44 million was released in the second quarter 2022; the overlay recorded with regards to the uncertainty related to Russia/Ukraine in the second quarter of 2022 in the amount of € 83 million was released in the third quarter 2022